VESSELS HELD UNDER CAPITAL LEASES	6 Months Ended
Jun. 30, 2017
Vessels Under Capital Leases [Abstract]
VESSELS HELD UNDER CAPITAL LEASES
VESSELS UNDER CAPITAL LEASES

(in thousands of $)
Balance at December 31, 2016	2,956
Depreciation	(444)
Balance at June 30, 2017	2,512

The outstanding obligations under capital leases at June 30, 2017 are payable as follows:

(in thousands of $)
2017 (remaining six months)	2,996
2018	5,944
2019	5,944
2020	1,791
2021	—
Thereafter	—
Minimum lease payments	16,675
Less: imputed interest	(1,507)
Present value of obligations under capital leases	15,168

As of June 30, 2017, we held one vessel under capital lease (December 31, 2016: one vessel). The lease is for an initial term of 10 years. The remaining period on the lease at June 30, 2017 is three years (December 31, 2016: four years).

As of June 30, 2017, we had the following purchase option for the vessel:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Eclipse	December 2017	38,000
Golden Eclipse	December 2018	36,250
Golden Eclipse	December 2019	33,550

Our lease obligation is secured by the lessor's title to the leased asset and by a guarantee issued to the lessor.